Commitments And Contingencies (Schedule Of Future Commitments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Non-Cancelable Operating Leases [Abstract]
2013	$ 380,288
2014	330,397
2015	316,951
2016	255,262
2017	210,444
Thereafter	1,283,847
Total	2,777,189
Non-Cancelable Contracts [Abstract]
2013	561,837
2014	473,937
2015	418,056
2016	311,889
2017	154,668
Thereafter	450,526
Total	2,370,923
Capital Expenditure Commitments [Abstract]
2013	80,143
2014	25,426
2015	21,273
2016	7,688
2017	11,112
Thereafter	932
Total	146,574
Employment Contracts Future Minimum Payments Due [Abstract]
2013	85,762
2014	66,304
2015	60,383
2016	58,320
2017	17,536
Thereafter
Total	$ 288,305